CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 30. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2024 and June 30, 2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

RECON TECHNOLOGY, LTD

PARENT COMPANY BALANCE SHEETS (UNAUDITED)

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
ASSETS
Cash	¥16,473,018	¥58,938,178	$8,227,452
Short-term investments	88,091,794	3,599,211	502,430
Due from intercompany*	375,736,992	467,888,857	65,314,766
Other current assets	170,158,947	101,882,614	14,222,266
Total Current Assets	650,460,751	632,308,860	88,266,914

Investment in subsidiaries and VIEs	(145,408,577)	(162,651,169)	(22,705,228)
Total Assets	¥505,052,174	¥469,657,691	$65,561,686

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other current liabilities	2,490,668	2,229,485	311,224
Total Current Liabilities	2,490,668	2,229,485	311,224

Warrant liability - non-current	6,969	688	96
Total Liabilities	¥2,497,637	¥2,230,173	$311,320

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 U.S. dollar par value, 500,000,000 shares authorized; 7,987,959 shares and 10,627,426 shares issued and outstanding as of June 30, 2024 and June 30, 2025, respectively**	99,634	101,548	14,176
Class B ordinary shares, $0.0001 U.S. dollar par value, 80,000,000 shares authorized; 7,100,000 shares and 20,000,000 shares issued and outstanding as of June 30, 2024 and June 30, 2025, respectively**	4,693	14,038	1,960
Additional paid-in capital**	681,476,717	692,569,747	96,679,009
Accumulated deficit	(216,163,156)	(258,751,710)	(36,120,346)
Accumulated other comprehensive income	37,136,649	33,493,895	4,675,567
Total Shareholders’ Equity	502,554,537	467,427,518	65,250,366

Total Liabilities and Shareholders’ Equity	¥505,052,174	¥469,657,691	$65,561,686
*	Due from intercompany are eliminated upon consolidation.
**	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED)

	For the years ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US Dollars
Revenue	¥—	¥—	¥—	$—
Cost of revenue	—	—	—	—

Gross profit	—	—	—	—

General and administrative expenses	54,494,219	44,012,602	27,947,713	3,901,350
Provision for credit losses	(4,141,588)	—	—	—
Loss from operations	(50,352,631)	(44,012,602)	(27,947,713)	3,901,350

Fair value changes of warrants liability	6,116,000	(933,995)	6,226	869
Other income	10,108,783	17,386,784	8,950,199	1,249,400

Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries	(25,039,453)	(22,311,446)	(23,597,266)	(3,294,051)

Net loss	¥(59,167,301)	¥(49,871,259)	¥(42,588,554)	$(5,945,132)

Foreign currency translation adjustment	23,819,712	2,009,476	(3,642,754)	(508,509)
Comprehensive loss attributable to the Company	¥(35,347,589)	¥(47,861,783)	¥(46,231,308)	$(6,453,641)

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF CASH FLOWS (UNAUDITED)

	For the years ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US Dollars

Cash flows from operating activities:
Net loss	¥(59,167,301)	¥(49,871,259)	¥(42,588,554)	$(5,945,133)
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liabilities	(6,116,000)	933,995	(6,226)	(869)
Amortization of offering cost of warrants	1,483,306	—	—	—
Provision for doubtful accounts	(4,141,588)	—	—	—
Restricted shares issued for management and employees	26,191,707	22,427,682	10,279,881	1,435,016
Accrued interest income from loans to third parties	—	(4,058,536)	(8,253,064)	(1,152,083)
Accrued interest income from short-term investment	—	(885,394)	(17,411)	(2,430)
Restricted shares issued for services	5,805,840	1,070,143	—	—
Equity in earnings of subsidiaries and VIEs	25,039,453	22,311,446	23,597,266	3,294,051
Other current assets	(8,396,555)	3,743,536	(89,032)	(12,430)
Other current liabilities	(3,587,540)	(1,474,244)	(261,185)	(36,460)

Net cash used in operating activities	(22,888,678)	(5,802,631)	(17,338,325)	(2,420,338)

Cash flows from investing activities:
Repayments from loans to third parties	32,413,311	75,987,831	100,000,000	13,959,462
Payments made for loans to third parties	(79,546,761)	(165,837,504)	(21,490,800)	(3,000,000)
Payments for short-term investments	—	(87,206,400)	(3,581,800)	(500,000)
Redemption of short-term investments	—	—	87,239,515	12,178,167
Due from intercompany, VIEs and VIEs’ subsidiaries	(86,300,464)	(84,211,565)	(92,151,863)	(12,863,904)

Net cash (used in) provided by investing activities	(133,433,914)	(261,267,638)	70,015,052	9,773,725

Cash flows from financing activities:
Proceeds from warrants issued with common share	17,493,069	—	—	—
Proceeds from sale of common share, net of issuance costs	28,174,993	77,711,533	(2,529,724)	(353,136)
Proceeds from sale of prefunded warrants, net of issuance costs	3,750,282	—	—	—
Redemption of warrants	—	(32,617,499)	—	—
Net cash (used in) provided by financing activities	49,418,344	45,094,034	(2,529,724)	(353,136)

Effect of exchange rate fluctuation on cash	46,211,878	2,302,664	(7,681,843)	(1,072,344)

Net increase (decrease) in cash	(60,692,370)	(219,673,571)	42,465,160	5,927,907

Cash, beginning of year	296,838,959	236,146,589	16,473,018	2,299,545

Cash, end of year	¥236,146,589	¥16,473,018	¥58,938,178	$8,227,452